Share-based compensation - 2014 Plan (Detail) - 2014 Plan - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	14,195,412
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share vested		228,200	1,318,450	2,086,450
Unrecognized compensation costs on restricted shares		$ 12,000	$ 766,000
Restricted shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	14,195,412
Restricted shares | Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		14,536,000	14,536,000
Restricted shares | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest		26,000